Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and Equipment, at Cost	$ 299,241	$ 205,825	$ 148,202
Accumulated depreciation	(143,984)	(148,064)	(126,902)
Property and Equipment, Net	155,257	57,761	21,300
Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, at Cost	233,411	132,911	132,911
Machinery [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, at Cost	55,800	55,800
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, at Cost	7,000	14,084	12,261
Furniture [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, at Cost	$ 3,030	$ 3,030	$ 3,030